SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted earnings per share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Numerator:
Net income attributable to ordinary shareholders	$ 3,152,868	$ 5,063,710	$ 5,332,318
Denominator:
Weighted-average number of ordinary shares outstanding - basic	34,089,286	30,000,000	30,000,000
Outstanding warrants	300,000
Weighted-average number of ordinary shares outstanding - diluted	34,089,286	30,000,000	30,000,000
Earnings per share - basic	$ 0.09	$ 0.17	$ 0.18
Earnings per share - diluted	$ 0.09	$ 0.17	$ 0.18
Underwriter warrants considered in diluted EPS calculation using treasury stock method	300,000
Diluted shares	0	0	0